Note 12 - Income Taxes (Details Textual)	Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 24,236,000
Capital loss [member] | CANADA
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,334,000
Capital loss [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,591,000
Allowance for credit losses [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,589,000